UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-21769
Highland Special Situations Fund
(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: December 31
Date of reporting period: March 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
INVESTMENT PORTFOLIO

As of March 31, 2010 (unaudited)	Highland Special Situations Fund

Principal Amount ($)		Value ($)
US Senior Loans (a) — 46.6%

Aerospace — 0.7%
	US Airways Group, Inc.
197,260	Term Loan, 2.75%, 03/21/14	162,493

Diversified Media — 4.4%
	Metro-Goldwyn-Mayer, Inc.
351,467	Tranche B Term Loan, 04/09/12 (b)	169,982
1,633,199	Tranche B-1 Term Loan, 04/09/12 (b)	789,872

		959,854

Financial — 1.0%
	Nuveen Investments, Inc.
200,000	Second Lien Term Loan, 12.50%, 07/31/15 (c)	214,750

Food/Tobacco — 0.8%
	DSW Holdings, Inc.
200,000	Term Loan, 4.24%, 03/02/12	189,167

Forest Products/Containers — 0.8%
	Consolidated Container Co. LLC
200,000	Second Lien Term Loan, 5.75%, 09/28/14	178,000

Healthcare — 8.1%
	LifeCare Holdings
1,934,177	Term Loan, 4.50%, 08/10/12	1,774,608

Service — 14.8%
	Thermo Fluids (Northwest), Inc.
3,981,667	Tranche B Term Loan, 5.25%, 06/27/13	3,264,966

Transportation — Automotive — 3.6%
	Motor Coach Industries International, Inc.
795,575	Second Lien Tranche A, 11.75%, 06/30/12 (d)	486,415
490,157	Second Lien Tranche B, 11.75%, 06/30/12 (d)	299,682
286,712	Penda Corp. New Term Loan, 05/03/10 (b) (d)	—

		786,097

Utility — 7.6%
	Entegra TC LLC Third Lien	1,509,989
2,914,305	Term Loan, 6.29%, 10/19/15 PIK	1,509,989
	Texas Competitive Electric Holdings Co., LLC
199,488	Initial Tranche B-2 Term Loan, 3.73%, 10/10/14	164,362

		1,674,351

Wireless Communications — 4.8%
	Digicel International Finance, Ltd.
1,066,712	Tranche A Term Loan, 2.81%, 03/30/12	1,050,711

	Total US Senior Loans (Cost $12,572,894)	10,254,997

Asset-Backed Securities (e) (f) — 7.0%
	Cent CDO, Ltd.
1,000,000	Series 2007-15A, Class C, 2.51%, 03/11/21	600,560
	Gulf Stream Sextant CLO, Ltd.
1,000,000	Series 2007-1A, Class D, 2.66%, 06/17/21 (b)	512,500
	Stanfield McLaren CLO, Ltd.
951,289	Series 2007-1A, Class B2L, 4.75%, 02/27/21	437,307

	Total Asset-Backed Securities (Cost $2,138,424)	1,550,367

Corporate Notes and Bonds — 13.2%

Broadcasting — 0.1%
1,000,000	Young Broadcasting, Inc. 03/01/11 (b) (g)	7,000

Healthcare — 13.1%
1,275,836	Celtic Pharma Phinco B.V. 17.00%, 06/15/12 (e)	765,502
263,897	Cinacalcet Royalty Sub LLC 8.00%, 03/30/17 (e)	279,731
1,153,778	Molecular Insight Pharmaceuticals, Inc. 8.48%, 11/01/12 (e) (f)	519,200
1,500,000	TCD PhaRMA 16.00%, 04/15/24 (e)	1,320,000

		2,884,433

	Total Corporate Notes and Bonds (Cost $5,092,099)	2,891,433

Claims (h) — 0.0%

Utility — 0.0%
2,400,000	Mirant Corp.	—

	Total Claims (Cost $0)	0

Shares
Common Stocks — 30.1%

Healthcare — 7.7%
1,000,000	Genesys Ventures IA, LP (d) (h)	1,700,000

Retail — 0.0%
12,265,769	Home Interiors & Gifts, Inc. (d) (h)	—

Service — 21.4%
660,008	Safety-Kleen Systems, Inc. (h)	4,702,555

Wireless Communications — 1.0%
176,845	ICO Global Communications Holdings, Ltd. (h)	208,677

	Total Common Stocks (Cost $10,245,850)	6,611,232

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (continued)

As of March 31, 2010 (unaudited)	Highland Special Situations Fund

Units		Value ($)
Warrants (h) — 0.1%

Cable/Wireless Video — 0.0%
1,250	Grande Communications Holdings, Inc., expires 04/01/11 (d)	—

Wireless Communications — 0.1%
220,000	Clearwire Corp., expires 08/15/10	17,600

	Total Warrants (Cost $374,013)	17,600

Total Investments — 97.0%		21,325,629

(Cost of $30,423,280) (i)

Preferred Shares at Liquidation Value — (1.9)%		(411,000)

Other Assets & Liabilities, Net — 4.9%		1,067,820

Net Assets applicable to Common Shareholders — 100.0%		21,982,449

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) the Fund invests, generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2010. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(b)	The issuer is in default of its payment obligation. Income is not being accrued.

(c)	Fixed rate senior loan.

(d)	Represents fair value as determined by the Fund’s Board of Trustees ( the “Board”) or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $2,486,097, or 11.3% of net assets applicable to common shareholders, were fair valued as of March 31, 2010.

(e)	Securities exempt from registration pursuant to Rule 144A under the 1933 Act. This security may only be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2010, these securities amounted to $4,434,800 or 20.2% of net assets applicable to common shareholders.

(f)	Floating rate asset. The interest rate shown reflects the rate in effect at March 31, 2010.

(g)	Securities (or a portion of securities) on loan as of March 31, 2010. The market value of security loaned by the Fund was $7,000. The loaned security was secured with cash collateral of $20,000.

(h)	Non-income producing security.

(i)	Cost for U.S. Federal income tax purposes is $30,423,280.

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

PIK	Payment-in-Kind
See accompanying Notes to Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO (unaudited)
Valuation of Investments
In computing the Fund’s net assets attributable to Common Shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management, L.P. (the “Investment Adviser”) has determined generally has the capability to provide appropriate pricing services and has been approved by the Trustees.
Securities for which market quotations are not readily available, for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise do not represent fair value (including when events materially affect the value of securities that occur between the time when market price is determined and calculation of the Fund’s NAV), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.
There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premiums and accretion of discounts. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
Fair Value Measurements
The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:
Level 1	—	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2	—	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3	—	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

March 31, 2010	Highland Special Situations Fund
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s assets as March 31, 2010 is as follows:

			Level 2	Level 3
	Total Value	Level 1	Significant	Significant
	as of March 31,	Quoted	Observable	Unobservable
Funds	2010	Price	Input	Input
Investment in Securities
Common Stocks
Healthcare	$1,700,000	$—	$—	$1,700,000
Service	4,702,555	—	—	4,702,555
Wireless Communication	208,677	208,677	—	—
Warrants	17,600	—	—	17,600
Debt
Senior Loans	10,254,997	—	6,203,934	4,051,063
Asset-Backed Securities	1,550,367	—	—	1,550,367
Corporate Debt	2,891,433	—	7,000	2,884,433

Total	$21,325,629	$208,677	$6,210,934	$14,906,018

The Fund did not have any liabilities that were classified as Level 3 as of March 31, 2010.
The tables below set forth a summary of changes in the Fund’s Level 3 assets (assets measured at fair value using significant unobservable inputs) for the three months ended March 31, 2010.

			Net
			amortization/
Assets at Fair Value	Balance as of	Transfers	(accretion) of		Net	Net	Balance as of
using unobservable	December 31,	in/(out)	premium/	Net realized	unrealized	purchase/	March 31,
inputs (Level 3)	2009	of Level 3	(discount)	gains/(losses)	gains/(losses)	(sales)*	2010
Common Stocks
Healthcare	$1,590,000	$—	$—	$—	$110,000	$—	$1,700,000
Housing	2,852,544	—	—	1,192,455	(1,209,333)	(2,835,666)	—
Service	4,620,054	—	—	—	82,501	—	4,702,555
Warrants	7,700	—	—	—	9,900	—	17,600
Debt
Senior Loans	3,749,704	—	59,133	18,092	316,517	(92,383)	4,051,063
Asset-Backed Securities	1,312,168	—	—	832	252,763	(15,396)	1,550,367
Corporate Debt	3,167,445	—	(3,675)	(18,401)	(7,703)	(253,233)	2,884,433

Total Investments	$17,299,615	$—	$55,458	$1,192,978	$(445,355)	$(3,196,678)	$14,906,018

*	Includes any applicable borrowings and/or paydowns made on revolving credit facilities held in the Fund’s investment portfolio.
The net unrealized losses presented in the tables above relate to investments that are still held at March 31, 2010 and the Fund presents these unrealized losses on the Statement of Operations as net change in unrealized appreciation/(depreciation) on investments.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the three months ended March 31, 2010, there was no transfers of the Fund’s portfolio investments to/from Level 3 to/from Level 2. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.
For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Highland Special Situations Fund

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)
Date 6/1/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)

Date 6/1/10

By (Signature and Title)*	/s/ M. Jason Blackburn M. Jason Blackburn, Treasurer and Secretary
(principal financial officer)
Date 6/1/10

*	Print the name and title of each signing officer under his or her signature.